UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

FORM N-Q

SEPTEMBER 30, 2011

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

Schedule of Investments (unaudited)	September 30, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 87.8%
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.5%
Johnson Controls Inc.	650,000	$17,140,500

Hotels, Restaurants & Leisure - 0.5%
McDonald’s Corp.	208,750	18,332,425

Media - 2.2%
Comcast Corp., Special Class A Shares	1,295,900	26,812,171
Time Warner Inc.	1,643,600	49,258,692

Total Media		76,070,863

Specialty Retail - 2.6%
Home Depot Inc.	1,757,830	57,779,872
Staples Inc.	2,532,230	33,678,659

Total Specialty Retail		91,458,531

TOTAL CONSUMER DISCRETIONARY		203,002,319

CONSUMER STAPLES - 13.0%
Beverages - 1.9%
Anheuser-Busch InBev NV, ADR	1,275,000	67,549,500

Food & Staples Retailing - 2.4%
FHC Delaware Inc.	28,868	0	*(a)(b)(c)
Wal-Mart Stores Inc.	1,650,000	85,635,000

Total Food & Staples Retailing		85,635,000

Food Products - 2.7%
H.J. Heinz Co.	1,875,000	94,650,000

Household Products - 6.0%
Kimberly-Clark Corp.	1,400,000	99,414,000
Procter & Gamble Co.	1,730,000	109,301,400

Total Household Products		208,715,400

TOTAL CONSUMER STAPLES		456,549,900

ENERGY - 10.2%
Oil, Gas & Consumable Fuels - 10.2%
Chevron Corp.	833,079	77,076,469
ConocoPhillips	286,530	18,143,080
Exxon Mobil Corp.	1,552,109	112,729,677
Spectra Energy Corp.	2,856,960	70,081,229
Total SA, ADR	1,814,490	79,601,676

TOTAL ENERGY		357,632,131

FINANCIALS - 10.2%
Capital Markets - 1.2%
BlackRock Inc.	283,220	41,919,392

Diversified Financial Services - 1.5%
JPMorgan Chase & Co.	1,702,837	51,289,451

Insurance - 3.7%
Berkshire Hathaway Inc., Class B Shares	900,000	63,936,000	*
Travelers Cos. Inc.	1,392,590	67,860,911

Total Insurance		131,796,911

Real Estate Investment Trusts (REITs) - 1.8%
Annaly Capital Management Inc.	2,159,440	35,911,487
Chimera Investment Corp.	7,000,000	19,390,000
Westfield Group	1,200,000	8,884,496	(c)

Total Real Estate Investment Trusts (REITs)		64,185,983

Thrifts & Mortgage Finance - 2.0%
First Niagara Financial Group Inc.	3,000,000	27,450,000
New York Community Bancorp Inc.	1,198,960	14,267,624
People’s United Financial Inc.	2,500,000	28,500,000

Total Thrifts & Mortgage Finance		70,217,624

TOTAL FINANCIALS		359,409,361

HEALTH CARE - 6.3%
Pharmaceuticals - 6.3%
Bristol-Myers Squibb Co.	2,742,160	86,048,981

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Pharmaceuticals - 6.3%(continued)
GlaxoSmithKline PLC, ADR	685,830	$28,317,921
Johnson & Johnson	1,261,237	80,353,409
Pfizer Inc.	1,565,130	27,671,498

TOTAL HEALTH CARE		222,391,809

INDUSTRIALS - 12.0%
Aerospace & Defense - 2.7%
Honeywell International Inc.	687,812	30,201,825
Lockheed Martin Corp.	480,000	34,867,200
Raytheon Co.	705,000	28,813,350

Total Aerospace & Defense		93,882,375

Air Freight & Logistics - 1.5%
United Parcel Service Inc., Class B Shares	826,310	52,181,477

Commercial Services & Supplies - 3.2%
Waste Management Inc.	3,500,000	113,960,000

Industrial Conglomerates - 3.1%
3M Co.	654,300	46,972,197
General Electric Co.	3,075,000	46,863,000
United Technologies Corp.	227,840	16,030,822

Total Industrial Conglomerates		109,866,019

Machinery - 1.1%
Deere & Co.	306,760	19,807,493
Eaton Corp.	500,000	17,750,000

Total Machinery		37,557,493

Trading Companies & Distributors - 0.4%
TAL International Group Inc.	569,800	14,210,812

TOTAL INDUSTRIALS		421,658,176

INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 0.5%
QUALCOMM Inc.	362,450	17,625,943

Computers & Peripherals - 2.4%
Apple Inc.	180,000	68,612,400	*
Seagate Technology PLC	1,600,000	16,448,000

Total Computers & Peripherals		85,060,400

Internet Software & Services - 1.5%
Google Inc., Class A Shares	100,000	51,438,000	*

IT Services - 3.0%
Automatic Data Processing Inc.	976,240	46,029,716
International Business Machines Corp.	107,230	18,768,467
Paychex Inc.	1,500,000	39,555,000

Total IT Services		104,353,183

Office Electronics - 1.0%
Xerox Corp.	4,837,000	33,713,890

Semiconductors & Semiconductor Equipment - 1.7%
Intel Corp.	1,380,000	29,435,400
Microchip Technology Inc.	1,034,690	32,189,206

Total Semiconductors & Semiconductor Equipment		61,624,606

Software - 2.9%
Microsoft Corp.	4,105,000	102,173,450

TOTAL INFORMATION TECHNOLOGY		455,989,472

MATERIALS - 4.3%
Chemicals - 2.6%
E.I. du Pont de Nemours & Co.	930,000	37,172,100
Potash Corp. of Saskatchewan Inc.	554,180	23,951,660
PPG Industries Inc.	451,240	31,884,618

Total Chemicals		93,008,378

Metals & Mining - 0.7%
Nucor Corp.	802,460	25,389,834

Paper & Forest Products - 1.0%
International Paper Co.	1,475,720	34,310,490

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY		SHARES	VALUE
Paper & Forest Products - 1.0% (continued)
TOTAL MATERIALS			$152,708,702

TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 4.9%
AT&T Inc.		2,688,830	76,685,432
Verizon Communications Inc.		2,100,000	77,280,000
Windstream Corp.		1,425,900	16,625,994

Total Diversified Telecommunication Services			170,591,426

Wireless Telecommunication Services - 0.9%
Vodafone Group PLC, ADR		1,243,286	31,890,286

TOTAL TELECOMMUNICATION SERVICES			202,481,712

UTILITIES - 7.2%
Electric Utilities - 2.4%
American Electric Power Co. Inc.		1,500,000	57,030,000
NextEra Energy Inc.		517,820	27,972,636

Total Electric Utilities			85,002,636

Gas Utilities - 1.5%
UGI Corp.		1,950,000	51,226,500

Multi-Utilities - 3.3%
CenterPoint Energy Inc.		1,650,000	32,373,000
National Grid PLC		8,600,000	85,269,632	(c)

Total Multi-Utilities			117,642,632

TOTAL UTILITIES			253,871,768

TOTAL COMMON STOCKS (Cost - $3,493,933,034)			3,085,695,350

	RATE
CONVERTIBLE PREFERRED STOCKS - 3.2%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
General Motors Co.	4.750%	520,000	18,241,600

FINANCIALS - 1.6%
Commercial Banks - 0.6%
Wells Fargo & Co.	7.500%	20,000	20,661,202

Diversified Financial Services - 0.1%
CalEnergy Capital Trust III	6.500%	97,690	4,908,922

Insurance - 0.9%
Metlife Inc.	5.000%	540,000	30,542,400

TOTAL FINANCIALS			56,112,524

UTILITIES - 1.1%
Electric Utilities - 1.1%
NextEra Energy Inc.	7.000%	750,000	37,425,000

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $136,056,424)			111,779,124

MASTER LIMITED PARTNERSHIPS - 1.2%
UTILITIES - 1.2%
Electric Utilities - 1.2%
Brookfield Infrastructure Partners LP(Cost - $44,912,476)		1,800,000	43,812,000

PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Commercial Banks - 0.3%
Wells Fargo & Co., Series K(Cost - $10,974,723)		10,000,000	10,350,000	(d)

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 0.0%
Finance America Net Interest Margin Trust, 2004-1 A	5.250%	6/27/34	$73,417	$1	(a)(e)(f)
Sail Net Interest Margin Notes, 2003-BC2A A	7.750%	4/27/33	141,210	2	(a)(e)(f)
Sail Net Interest Margin Notes, 2004-2A A	5.500%	3/27/34	35,690	0	(a)(b)(e)(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $250,102)				3

CONVERTIBLE BONDS & NOTES - 1.1%
INFORMATION TECHNOLOGY - 1.1%
Internet Software & Services - 1.1%
VeriSign Inc., Junior Subordinated Notes (Cost - $36,742,566)	3.250%	8/15/37	36,000,000	36,945,000

CORPORATE BONDS & NOTES - 4.3%
CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 1.4%
CVS Caremark Corp., Junior Subordinated Bonds	6.302%	6/1/62	50,000,000	48,382,500	(d)

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Southern Union Co., Junior Subordinated Notes	7.200%	11/1/66	8,955,000	7,611,750	(d)

FINANCIALS - 2.2%
Commercial Banks - 0.8%
Wells Fargo Capital XIII, Medium-Term Notes	7.700%	3/26/13	29,000,000	29,145,000	(d)(g)

Diversified Financial Services - 1.4%
JPMorgan Chase & Co., Junior Subordinated Notes	7.900%	4/30/18	34,000,000	35,134,750	(d)(g)
PPL Capital Funding Inc., Junior Subordinated Notes	6.700%	3/30/67	12,800,000	12,237,709	(d)

Total Diversified Financial Services				47,372,459

TOTAL FINANCIALS				76,517,459

UTILITIES - 0.5%
Electric Utilities - 0.5%
NextEra Energy Capital Holding Inc., Junior Subordinated Notes	6.350%	10/1/66	18,000,000	17,298,090	(d)

TOTAL CORPORATE BONDS & NOTES (Cost - $152,081,217)				149,809,799

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,874,950,542)				3,438,391,276

SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreements - 1.4%
Interest in $100,000,000 joint tri-party repurchase agreement dated 9/30/11 with Deutsche Bank Securities Inc.; Proceeds at maturity - $24,701,103 (Fully collateralized by various U.S. government agency obligations, 0.000% to 2.500% due 12/21/11 to 5/27/16; Market value - $25,195,083)	0.050%	10/3/11	24,701,000	24,701,000

Interest in $200,000,000 joint tri-party repurchase agreement dated 9/30/11 with RBS Securities Inc.; Proceeds at maturity - $24,700,144; (Fully collateralized by U.S. government obligations, 6.000% due 2/15/26; Market value - $25,194,836)	0.070%	10/3/11	24,700,000	24,700,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $49,401,000)				49,401,000

TOTAL INVESTMENTS - 99.3% (Cost - $3,924,351,542#)				3,487,792,276
Other Assets in Excess of Liabilities - 0.7%				26,312,677

TOTAL NET ASSETS - 100.0%				$3,514,104,953

*	Non-income producing security.

(a)	Illiquid security.

(b)	Value is less than $1.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

(f)	The coupon payment on these securities is currently in default as of September 30, 2011.

(g)	Security has no maturity date. The date shown represents the next call date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Equity Income Builder Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Common stocks	$2,991,541,222	$94,154,128	$0	*	$3,085,695,350
Convertible preferred stocks	106,870,202	4,908,922	—		111,779,124
Master limited partnerships	43,812,000	—	—		43,812,000
Preferred stocks	—	10,350,000	—		10,350,000
Asset-backed securities	—	3	—		3
Convertible bonds & notes	—	36,945,000	—		36,945,000

Notes to Schedule of Investments (unaudited) (continued)

Corporate bonds & notes	—	149,809,799	—		149,809,799

Total long-term investments	$3,142,223,424	$296,167,852	$0	*	$3,438,391,276

Short-term investments†	—	49,401,000	—		49,401,000

Total investments	$3,142,223,424	$345,568,852	$0	*	$3,487,792,276

†	See Schedule of Investments for additional detailed categorizations.

*	Value is less than $1.

For the period ended September 30, 2011, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities transferred in and out of Level 1 and Level 2 measurements during the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	COMMON STOCKS
Balance as of December 31, 2010	$0	*
Accrued premiums/discounts	—
Realized gain(loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in to Level 3	—
Transfers out of Level 3	—

Balance as of September 30, 2011	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2011	—

*	Value is less than $1.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign Investment Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Master limited partnerships. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs receiving partnership taxation treatment under the Code, and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources

Notes to Schedule of Investments (unaudited) (continued)

activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines), of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$49,086,338
Gross unrealized depreciation	(485,645,604)

Net unrealized depreciation	$(436,559,266)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2011

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 23, 2011